Acquisitions (Schedule of Financial Statement Caption Impacted by the Purchase Accounting Adjustments) (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets
Trade receivables, net		$ 73.9	$ 88.0		$ 57.2
Prepaid expenses		33.8	37.3		24.9
Deferred income taxes, net		129.8	129.5
Total current assets		419.4	567.3		543.8
Property and equipment, net		3,626.1	3,299.2		2,822.4
Intangible assets, net		933.0	948.3		710.3
Goodwill		1,222.2	1,224.4		866.7	$ 688.8
Other assets		72.4	54.8		37.7
Total assets		6,273.1	6,094.0	$ 4,988.8	4,980.9	$ 4,152.1
Current liabilities
Accounts payable		66.2	40.0		26.7
Accrued liabilities		182.2	182.4		172.3
Total current liabilities		409.6	388.4		354.4
Capital lease obligation, non-current		30.5	28.3		25.7
Deferred revenue, non-current		727.4	612.7		501.5
Deferred income taxes, net		186.6	189.7		153.0
Total liabilities		$ 5,041.5	$ 4,899.9		4,579.6
Adjusted Balance [Member]
Current assets
Trade receivables, net					57.2
Prepaid expenses					24.9
Deferred income taxes, net					161.0
Total current assets					243.1
Property and equipment, net					2,822.4
Intangible assets, net					710.3
Goodwill					866.7
Other assets					37.7
Total assets					4,680.2
Current liabilities
Accounts payable					26.7
Accrued liabilities					172.3
Total current liabilities					199.0
Capital lease obligation, non-current					25.7
Deferred revenue, non-current					501.5
Deferred income taxes, net					153.0
Total liabilities					879.2
Previously Reported Balance [Member]
Current assets
Trade receivables, net	[1]				59.0
Prepaid expenses	[1]				25.6
Deferred income taxes, net	[1]				160.4
Total current assets	[1]				245.0
Property and equipment, net	[1]				2,821.4
Intangible assets, net	[1]				709.7
Goodwill	[1]				845.3
Other assets	[1]				37.8
Total assets	[1]				4,659.2
Current liabilities
Accounts payable	[1]				27.0
Accrued liabilities	[1]				159.6
Total current liabilities	[1]				186.6
Capital lease obligation, non-current	[1]				22.9
Deferred revenue, non-current	[1]				496.9
Deferred income taxes, net	[1]				151.8
Total liabilities	[1]				858.2
Purchase Accounting Adjustment [Member]
Current assets
Trade receivables, net					(1.8)
Prepaid expenses					(0.7)
Deferred income taxes, net					0.6
Total current assets					(1.9)
Property and equipment, net					1.0
Intangible assets, net					0.6
Goodwill					21.4
Other assets					(0.1)
Total assets					21.0
Current liabilities
Accounts payable					(0.3)
Accrued liabilities					12.7
Total current liabilities					12.4
Capital lease obligation, non-current					2.8
Deferred revenue, non-current					4.6
Deferred income taxes, net					1.2
Total liabilities					$ 21.0

[1]	As reported on Form 10-Q filed with the SEC on May 13, 2015